FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Working capital and going concern assessment (Details) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 01, 2019	Mar. 31, 2019	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2019 ZAR (R)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 ZAR (R)	Nov. 15, 2016 ZAR (R)	Feb. 15, 2016 USD ($)	Aug. 24, 2015 USD ($)
Working capital and going concern assessment
Percentage of maximum investment of financial institutions' equity								2.50%	2.50%
Profit (loss), attributable to owners of parent									R (2,499,600,000)	R (4,437,400,000)	R 3,473,300,000
Profit or loss									(2,520,700,000)	(4,433,100,000)	3,042,700,000
Working capital									562,700,000	3,566,700,000
Cash from operating activities									12,197,200,000	2,740,700,000	4,405,500,000
Deferred revenue advance received				$ 500				$ 500	6,555,400,000
Production percentage			40.00%
Adjusted EBITDA									R 8,369,400,000	R 9,045,100,000	R 10,270,400,000
Negative impact period		3 years
Actual leverage ratio			2.5					2.5		2.6	0.6	2.5
Leverage ratio maximum per covenant for the first specified period								3.5	3.5
Leverage ratio maximum per covenant for the second specified period								2.5	2.5
Leverage ratio targeted maximum								1	1
Committed undrawn facilities										R 3,652,500,000	R 4,322,500,000	R 5,987,100,000
Minimum
Working capital and going concern assessment
Interest coverage ratio								4.0	4.0
US$350 million revolving credit facility
Working capital and going concern assessment
Notional amount | $			$ 350					$ 350						$ 350	$ 300
US$600 million revolving credit facility
Working capital and going concern assessment
Notional amount			$ 600					600				600,000,000
Amount of additional borrowings available | $								$ 250
R6.0 billion revolving credit facility
Working capital and going concern assessment
Notional amount												R 6,000,000,000	R 6,000,000,000
US Region/ Stillwater2
Working capital and going concern assessment
Profit (loss), attributable to owners of parent									R (1,531,400,000)	2,028,100,000
Profit or loss									(1,531,400,000)	2,028,100,000
Adjusted EBITDA									R 4,151,900,000	R 2,142,600,000
Actual leverage ratio			2.5					2.5				2.5
Interest coverage ratio								4.9	4.9
Forecast | US Region/ Stillwater2
Working capital and going concern assessment
Leverage ratio targeted maximum							1
Forecast | Rustenburg operations
Working capital and going concern assessment
Refinement period	4 months
Adjusted EBITDA					R 0
Negative impact period						12 months